MD&A - Risk management and control - Treasury Management	12 Months Ended
Dec. 31, 2018
MDA Risk Management And Control Treasury Management [Line Items]
Description Of Managing Liquidity Risk

Audited | We manage our balance sheet, liquidity and funding positions with the overall objective of optimizing the value of our franchise across a broad range of market conditions while considering current and future regulatory constraints. We employ a number of measures to monitor these positions under normal and stressed conditions. In particular, we use stress scenarios to apply behavioral adjustments to our balance sheet and calibrate the results from these internal stress models with external measures, primarily the liquidity coverage ratio and the net stable funding ratio. Our liquidity and funding strategy is proposed by Group Treasury, approved by the Group Asset and Liability Management Committee (Group ALCO), which is a committee of the Group Executive Board, and is overseen by the Risk Committee of the Board of Directors (BoD). ▲

Audited | Liquidity and funding limits and targets are set at Group and, where appropriate, at legal entity and business division levels, and are reviewed and reconfirmed at least once a year by the BoD, the Group ALCO, the Group Chief Financial Officer, the Group Treasurer and the business divisions, taking into consideration current and projected business strategy and risk tolerance. The principles underlying our limit and target framework are designed to maximize and sustain the value of our business franchise and maintain an appropriate balance in the asset and liability structure. Structural limits and targets focus on the structure and composition of the balance sheet, while supplementary limits and targets are designed to drive the utilization, diversification and allocation of funding resources. To complement and support this framework, Group Treasury monitors the markets for early warning indicators reflecting the current liquidity situation. The liquidity status indicators are used at Group level to assess both the overall global and regional situations for potential threats. Market & Treasury Risk Control provides independent oversight over liquidity and funding risks. ▲

Audited | Our liquidity risk management aims to maintain a sound liquidity position to meet all our liabilities when due and to provide adequate time and financial flexibility to respond to a firm-specific liquidity crisis in a generally stressed market environment, without incurring unacceptable losses or risking sustained damage to our businesses.

Our liquid assets are managed using limits and targets to maintain an appropriate level of diversification (issuer, tenor and other risk characteristics) in response to any anticipated or unanticipated volatility in funding availability or requirements caused by adverse market, operational or other firm-specific events. The liquid asset portfolio size is managed to operate within the risk appetite of the Board of Directors and relevant local authorities at Group and legal entity level. ▲

Audited | We perform stress testing to determine the optimal asset and liability structure that allows us to maintain an appropriately balanced liquidity and funding position under various scenarios. Liquidity crisis scenario analysis and contingency funding planning support the liquidity management process and ensure that immediate corrective measures to absorb potential sudden liquidity shortfalls can be put into effect. ▲

Audited | Our Group Contingency Funding Plan is an integral part of our global crisis management framework, which covers various types of crisis events. This Contingency Funding Plan contains an assessment of contingent funding sources in a stressed environment, liquidity status indicators and metrics, and contingency procedures. Our funding diversification and global scope help protect our liquidity position in the event of a crisis. We regularly assess and test all material known and expected cash flows, as well as the level and availability of high-grade collateral that could be used to raise additional funding if required. Our contingent funding sources include our HQLA portfolio, available and unutilized liquidity facilities at several major central banks, and contingent reductions of liquid trading portfolio assets.▲

Audited | Group Treasury regularly monitors our funding status, including concentration risks, to ensure we maintain a well-balanced and diversified liability structure. Our funding risk management aims for the optimal asset and liability structure to finance our businesses reliably and cost-efficiently, and our funding activities are planned by analyzing the overall liquidity and funding profile of our balance sheet, taking into account the amount of stable funding that would be needed to support ongoing business activities through periods of difficult market conditions. ▲

UBS AG
MDA Risk Management And Control Treasury Management [Line Items]
Description Of Managing Liquidity Risk

Audited | We manage our balance sheet, liquidity and funding positions with the overall objective of optimizing the value of our franchise across a broad range of market conditions while considering current and future regulatory constraints. We employ a number of measures to monitor these positions under normal and stressed conditions. In particular, we use stress scenarios to apply behavioral adjustments to our balance sheet and calibrate the results from these internal stress models with external measures, primarily the liquidity coverage ratio and the net stable funding ratio. Our liquidity and funding strategy is proposed by Group Treasury, approved by the Group Asset and Liability Management Committee (Group ALCO), which is a committee of the Group Executive Board, and is overseen by the Risk Committee of the Board of Directors (BoD). ▲

Audited | Liquidity and funding limits and targets are set at Group and, where appropriate, at legal entity and business division levels, and are reviewed and reconfirmed at least once a year by the BoD, the Group ALCO, the Group Chief Financial Officer, the Group Treasurer and the business divisions, taking into consideration current and projected business strategy and risk tolerance. The principles underlying our limit and target framework are designed to maximize and sustain the value of our business franchise and maintain an appropriate balance in the asset and liability structure. Structural limits and targets focus on the structure and composition of the balance sheet, while supplementary limits and targets are designed to drive the utilization, diversification and allocation of funding resources. To complement and support this framework, Group Treasury monitors the markets for early warning indicators reflecting the current liquidity situation. The liquidity status indicators are used at Group level to assess both the overall global and regional situations for potential threats. Market & Treasury Risk Control provides independent oversight over liquidity and funding risks. ▲

Audited | Our liquidity risk management aims to maintain a sound liquidity position to meet all our liabilities when due and to provide adequate time and financial flexibility to respond to a firm-specific liquidity crisis in a generally stressed market environment, without incurring unacceptable losses or risking sustained damage to our businesses.

Our liquid assets are managed using limits and targets to maintain an appropriate level of diversification (issuer, tenor and other risk characteristics) in response to any anticipated or unanticipated volatility in funding availability or requirements caused by adverse market, operational or other firm-specific events. The liquid asset portfolio size is managed to operate within the risk appetite of the Board of Directors and relevant local authorities at Group and legal entity level. ▲

Audited | We perform stress testing to determine the optimal asset and liability structure that allows us to maintain an appropriately balanced liquidity and funding position under various scenarios. Liquidity crisis scenario analysis and contingency funding planning support the liquidity management process and ensure that immediate corrective measures to absorb potential sudden liquidity shortfalls can be put into effect. ▲

Audited | Group Treasury regularly monitors our funding status, including concentration risks, to ensure we maintain a well-balanced and diversified liability structure. Our funding risk management aims for the optimal asset and liability structure to finance our businesses reliably and cost-efficiently, and our funding activities are planned by analyzing the overall liquidity and funding profile of our balance sheet, taking into account the amount of stable funding that would be needed to support ongoing business activities through periods of difficult market conditions. ▲